INCOME TAXES - RECONCILIATION OF UNRECOGNIZED TAX BENEFIT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)
Unrecognized tax benefits
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate	$ 1,905		¥ 16,667	¥ 13
Unrecognized tax benefit net against deferred tax loss carryforwards	6,328	¥ 43,934	29,948
Unrecognized tax benefit presented in the other non-current liabilities line item	2,538	17,623	16,667
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning	6,714	46,615	16,046
Additions based on tax positions related to current year	2,225	15,447	30,569
Reversal based on tax positions related to prior years	(73)	(505)
Balance, ending	8,866	61,557	46,615
Interest related to unrecognized tax benefits	503	3,489	638
Penalties related to unrecognized tax benefits		¥ 0	0
Interest accrued related to unrecognized tax benefits	$ 718		¥ 1,494	¥ 4,983